Income Tax Expense - Summary of Deferred Income Tax (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 529,375	$ 244,234	$ 116,554
Deferred tax liabilities	(6,012,063)	(5,145,487)	(4,885,448)
Total	(5,482,688)	(4,901,253)	(4,768,894)
Loss carryforward from subsidiary [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	268,836	209,729	43,797
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	93,254	24,123	53,452
Leases [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	41,345
Trade accounts receivable [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	12,475	1,446	2,168
Accounts payable [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	100,403
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	13,062	8,936	17,137
Investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(5,850)	(4,485)	(40,710)
Other receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(39,915)	(32,858)	(4,454)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(4,525,902)	(4,643,493)	(4,453,467)
Borrowings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,084)
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(594,220)	(437,629)	(348,962)
Other Liabilities [members]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(2,609)
Taxes payable [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(842,140)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (343)	$ (27,022)	$ (37,855)